UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000850779

BANK5 2023-5YR4

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: 0001996001

A.J. Sfarra, (212) 214-5613
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated November 21, 2023, obtained by the depositor, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

Attached as Exhibit 2 hereto is an underwriting information comparison agreed-upon procedures report, dated November 21, 2023, obtained by the depositor, with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

Date: November 21, 2023

/s/ Anthony J. Sfarra

By: Anthony J. Sfarra, President
(senior officer in charge of securitization of the depositor)

BANK5 2023-5YR4 – 15Ga-2

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated November 21, 2023, of Deloitte & Touche LLP.

Exhibit 2	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated November 21, 2023, of Ernst & Young LLP.